Share-based compensation (Details Narrative) - USD ($)								6 Months Ended		12 Months Ended
	Jan. 29, 2025	Aug. 23, 2024	Jun. 28, 2024	Jan. 29, 2024	Jan. 23, 2024	Dec. 04, 2023	Jul. 17, 2023	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted								50,000		2,881,738	2,745,000
Intrinsic value of stock price										$ 0.113	$ 0.42
Fair value								$ 39,064	$ 251,195	$ 679,268	$ 167,953
Unrecognized share based compensation										$ 7,197
Weighted average exercise price per share, granted								$ 0.10		$ 0.14	$ 0.11
Fair value stock price	$ 0.125	$ 0.226	$ 0.226	$ 0.125	$ 0.0376		$ 0.0637	$ 0.073		0.11
Fair value exercise price	$ 0.12	$ 0.226	$ 0.226	$ 0.12	$ 0.036		$ 0.0588			$ 0.11
Fair value term	6 years 3 months 18 days	6 years 3 months 18 days	10 years	6 years 3 months 18 days	10 years		3 years			3 years	3 years
Fair value volatility	194.00%	191.00%	178.00%	194.00%	178.00%		165.00%			170.00%
Fair value discount rate	4.44%	3.71%	4.36%	4.44%	4.14%		4.34%			4.46%
Fair value dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%			0.00%	0.00%
Geologist [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value								$ 10,064		$ 16,571
Compensation per month						$ 4,000
Options granted						10,000		50,000		66,000
Stock options grants per month						4,000
Options expiration period						3 years		3 years
Fair value of options granted								$ 10,064		$ 16,571
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted	370,833		165,737
Options expiration period	10 years		10 years
Weighted average exercise price per share, granted	$ 0.12		$ 0.226
Total fair value of options vested upon issuance	$ 46,354		$ 37,457
Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted	1,866,667	75,000	337,501	1,866,667	600,000			700,874
Options expiration period			10 years	10 years	10 years
Weighted average exercise price per share, granted			$ 0.226	$ 0.12	$ 0.036
Total fair value of options vested upon issuance			$ 76,275	$ 233,333	$ 225,720
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, description										The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders.
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value stock price											$ 0.0637
Fair value exercise price											0.0753
Maximum [Member] | Geologist [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price per share, granted								$ 0.12		$ 0.725
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value stock price											0.04
Fair value exercise price											$ 0.0419
Minimum [Member] | Geologist [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price per share, granted								$ 0.09		$ 0.047
key Employees and Non-employee Consultants [Member] | 2010 Stock Option Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted										191,000
key Employees and Non-employee Consultants [Member] | 2007 Stock Option Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted										5,000
key Employees and Non-employee Consultants [Member] | 2004 Stock Option Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted										1,925
Officers Employees and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value								$ 10,064	$ 238,966
Officers Employees and Consultants [Member] | Incentive And Non Qualified Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value										$ 622,039	$ 131,266